UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
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Check here if Amendment [X]; Amendment Number:  1
                                                --------------------
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.
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Address:       One Logan Square
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               24th Floor
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               18th and Cherry Streets
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               Philadelphia, PA  19103-6996
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Form 13F File Number:  28- 10248
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mehrdad Mehrespand
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Title:         Attorney-in-fact
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Phone:         (202) 778-9191
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Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as          Washington, D.C.            November 12, 2004
    attorney-in-fact
-------------------------          ----------------            -----------------
        [Signature]                  [City, State]                   [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number          Name

   28-    04580                  PNC Bank Delaware
   28-    00694                  JP Morgan Chase & Co.

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
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Form 13F Information Table Entry Total:        1
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Form 13F Information Table Value Total:        $134,939
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                                                       (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.             Form 13F File Number            Name

    1              28-04580                         PNC Bank Delaware
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    2              28-00694                         JP Morgan Chase & Co.
    -----          -------------------------        -----------------------



                                             FORM 13-F INFORMATION TABLE

    COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6       COLUMN 7          COLUMN 8
----------------- --------------- ---------- ----------- ----------- ---- ------- -------------- ----------- ------ ---------- ----
                                               VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED     NONE
----------------- --------------- ---------- ----------- ----------- ---- ------- -------------- ----------- ------ ---------- ----
Johnson & Johnson     Common      478160104   $134,939    2,395,454  SH            Shared-other                     2,395,454
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